Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Level 3 - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities beginning of the period	$ 15,072,940
Issuance of Public and Private Warrants		$ 26,443,080
Transfer of Public Warrants to a Level 1 measurement		(14,188,120)	$ 0
Change in fair value of warrant liabilities	(1,900,500)	2,817,980
Derivative warrant liabilities at June 30, 2021	$ 13,172,440	$ 15,072,940